Schedule of Investments – April 30, 2026 (unaudited)

Maine Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.4%)^

General Obligation (28.4%)
CITY OF AUBURN ME 4.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	215,000	$193,326
TOWN OF BAR HARBOR ME 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	250,000	263,090
CITY OF BATH ME 4.000% 05/01/2044 CALLABLE @ 100.000 05/01/2034	300,000	297,702
TOWN OF GORHAM ME 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2033	265,000	273,321
CITY OF LEWISTON ME 4.000% 03/15/2037 CALLABLE @ 100.000 03/15/2031	260,000	267,667
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 51 4.000% 10/15/2029	100,000	100,032
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 28 4.000% 05/01/2036 CALLABLE @ 100.000 05/01/2028	300,000	304,212
TOWN OF YORK ME 4.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	140,000	142,054
		1,841,404
Health Care (19.8%)
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.500% 07/01/2031	5,000	4,969
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.000% 07/01/2045 CALLABLE @ 100.000 07/01/2030	250,000	238,885
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	1,039,550
		1,283,404
Housing (20.1%)
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2048 CALLABLE @ 100.000 05/15/2033	800,000	802,712
MAINE STATE HOUSING AUTHORITY 4.450% 11/15/2044 CALLABLE @ 100.000 05/15/2033	500,000	502,270
		1,304,982
Other Revenue (20.2%)
CITY OF AUGUSTA ME 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2033	700,000	747,103
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	289,143
MAINE MUNICIPAL BOND BANK 5.000% 11/01/2042 CALLABLE @ 100.000 11/01/2035	250,000	274,678
		1,310,924
Transportation (3.9%)
CITY OF PORTLAND ME GENERAL AIRPORT REVENUE 4.000% 01/01/2040 CALLABLE @ 100.000 01/01/2030	250,000	251,345
		251,345

TOTAL MUNICIPAL BONDS (COST: $5,938,375)		$5,992,059
OTHER ASSETS LESS LIABILITIES (7.6%)		$489,668
NET ASSETS (100.0%)		$6,481,727

^All portfolio securities are issued securities from the state of Maine.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Maine Municipal Fund
Investments at cost	$5,938,375
Unrealized appreciation	$94,375
Unrealized depreciation	(40,691)
Net unrealized appreciation/(depreciation)*	$33,684

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Maine Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$5,992,059	$-	$5,992,059
Total	$-	$5,992,059	$-	$5,992,059